SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

Other than the transfer of equity interest in Shanxingzhe in April 2026 (Note 11), these consolidated financial statements were approved by management and available for issuance on April 30, 2026, and the Company has evaluated subsequent events through this date.